SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

NOTE 16:-SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.The Company identifies operating segments in accordance with ASC Topic 280, "Segment Reporting". Operating segments are defined as components of an entity for which separate financial information is available and is regularly reviewed by the chief operating decision maker in making decisions regarding resource allocation and evaluating financial performance. The Company determined it operates in one reportable segment as the Company's chief operating decision maker is the Chairman and Chief Executive Officer who makes operating decisions, assesses performance and allocates resources on a consolidated basis, accompanied by information about revenue by geographic region.

b.The total revenues are attributed to geographic areas based on the location of the Company's channel partners which are considered as end customers, as well as direct customers of the Company.

The following tables present total revenues for the years ended December 31, 2020, 2021 and 2022 and long-lived assets as of December 31, 2021 and 2022:

Revenues:

	Year ended December 31,
	2020	2021	2022

United States	$246,811	$253,811	$312,816
Israel	7,312	7,416	6,302
United Kingdom	33,101	35,530	41,297
Europe, the Middle East and Africa *)	101,453	120,382	130,745
Other	75,754	85,778	100,550

	$464,431	$502,917	$591,710

For the years ended December 31, 2020, 2021 and 2022, no single customer contributed more than 10% to the Company's total revenues.

Long-lived assets, including property and equipment, net and operating lease right-of-use assets:

	December 31,
	2021	2022

United States	$6,813	$5,353
Israel	24,391	41,948
United Kingdom	1,294	4,858
Europe, the Middle East and Africa *)	474	525
Other	1,370	8,647

	$34,342	$61,331

*) Excluding United Kingdom and Israel